BATTERY MATERIAL PLANT PROJECT EXPENSES	12 Months Ended
Dec. 31, 2022
BATTERY MATERIAL PLANT PROJECT EXPENSES
BATTERY MATERIAL PLANT PROJECT EXPENSES

19.BATTERY MATERIAL PLANT PROJECT EXPENSES

	December 31, 2022	December 31, 2021
	$	$
Wages and benefits	2,698	754
Share-based compensation	534	—
Engineering	8,895	4,136
Professional fees	914	898
Materials, consumables, and supplies	920	686
Maintenance & Subcontracting	1,180	268
Utilities	553	—
Depreciation and amortization	4,028	177
Other	146	39
Grants	(506)	(718)
Tax credits	(272)	(264)
Battery Material Plant project expenses	19,090	5,976

The battery material plant project expenses relate mainly to the preliminary costs incurred in anticipation of the development of an advanced Battery material plant in Bécancour, Québec.

The wages and benefits are net of the grant received as part of the Canada Emergency Wage Subsidy program of Nil in 2022 ($81 in 2021).